Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income
Income (loss) from continuing operations	$ 432	$ (415)	$ 543
Income (loss) from continuing operations attributable to Tyco common shareholders, giving effect to dilutive adjustments	$ 432	$ (415)	$ 543
Shares
Income (loss) from continuing operations (in shares)	465	463	474
Share options and restricted share awards (in shares)	7		5
Income (loss) from continuing operations attributable to Tyco common shareholders, giving effect to dilutive adjustments (in shares)	472	463	479
Per Share Amount
Income (loss) from continuing operations (in dollars per share)	$ 0.93	$ (0.90)	$ 1.15
Income (loss) from continuing operations attributable to Tyco common shareholders, giving effect to dilutive adjustments (in dollars per share)	$ 0.92	$ (0.90)	$ 1.13
Stock Options
Per Share Amount
Stock options and restricted stock excluded from the computation of earnings per share	4	12	10
Restricted Stock
Per Share Amount
Stock options and restricted stock excluded from the computation of earnings per share	1	0	2